Earnings per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings per share
Net loss	$ (32,263,000)	$ (11,767,000)	$ (24,968,000)
Weighted average common shares outstanding (in numbers)	10,322,021	6,628,695
Net loss per common share (in US$):
Basic loss per ordinary share	$ (3.13)	$ (1.78)
Diluted loss per ordinary share	$ (3.13)	$ (1.78)